Significant accounting policies (Narrative) (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2020 USD ($) segment shares	Mar. 31, 2019 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares
Significant accounting policies
Carrying amount of the asset	$ 0	$ 0	$ 0	$ 0	$ 0
Defined contribution plan for employee in percentage	100.00%
Defined contribution plan for employee in amount	$ 18.5
Defined Contribution Plan Employer percentage match	50.00%
Defined Contribution Plan Employer percentage	6.00%
Revenue, Practical Expedient, Incremental Cost of Obtaining Contract [true false]	true
Vesting period	4 years
Percentage of monthly salary contributed to insurance funds	8.33%
Severance costs	$ 634,000	505,000	2,359,000	1,638,000	1,194,000
Advertising costs	$ 12,537,000	$ 10,634,000	$ 41,341,000	$ 34,843,000	$ 24,813,000
Potentially dilutive options to purchase ordinary shares | shares	4,737,555	4,164,475	4,578,542	2,974,891	2,444,806
Number of Reportable Segments | segment	1
Number of Operating Segments | segment	1
Deferred revenues resulting from transaction and service fees	$ 4,258,000		$ 3,248,000
Transaction Fee
Significant accounting policies
Revenue	25,256,000	$ 17,347,000	78,074,000	$ 55,117,000	$ 39,001,000
Service
Significant accounting policies
Revenue	$ 8,894,000	6,416,000	28,999,000	20,386,000	13,111,000
Internal-use software
Significant accounting policies
Intangible assets useful life	3 years
Intangible assets finite lived	$ 0	$ 0	$ 0	$ 0	$ 0
Minimum
Significant accounting policies
Intangible assets useful life	3 years
Maximum
Significant accounting policies
Intangible assets useful life	10 years